Disclosure of quantitative information about lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities [Line Items]
Current lease liabilities	$ 14	$ 17
Non-current lease liabilities	118	124
Total lease liabilities	$ 132	$ 141